Fair value measurement	12 Months Ended
Dec. 31, 2022
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

36.         Fair value measurement

Fair value disclosure of assets and liabilities according to its hierarchy -

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
	Carrying	markets	inputs	inputs
	value	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2022-
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	129,567	—	129,567	—
Contingent consideration liability	16,905	—	16,905	—
Hedge instruments asset	8,839	—	8,839	—

Fair value of liabilities at amortized cost:
Bank loans	—	—	—	—
Financial obligations	672,110	—	672,110	—

As of December 31, 2021 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	133,977	—	133,977	—
Contingent consideration liability	17,718	—	—	17,718
Hedge instruments liability	6,976	—	6,976	—

Fair value of liabilities at amortized cost:
Bank loans	50,000	—	50,000	—
Financial obligations	1,059,236	—	1,059,236	—

Financial instruments whose fair value is similar to their book value –

For financial assets and liabilities such as cash and cash equivalents, trade and other receivables, trade and other payables that are liquid or have short-term maturities (less than three months), it is estimated that their book value is similar to their fair value. The Group’s derivative financial instruments are recorded at their fair value.

The fair value of accounts receivable is determined using valuation techniques with information directly observable in the market (future metal quotations).

Financial instruments at fixed and variable rates -

The fair value of financial assets and liabilities at fixed and variable rates at amortized cost is determined by comparing the market interest rates at the time of their initial recognition to the current market rates with regard to similar financial instruments. The estimated fair value of deposits that accrue interest is determined by means of cash flows discounted using the prevailing market interest rates in the currency with similar maturities and credit risks.

Based on the foregoing, there are no important existing differences between the book value and the fair value of the assets and financial liabilities as of December 31, 2022 and 2021. There were no transfers between Level 1and Level 2 during 2022 and 2021.

Fair value measurements using significant unobservable inputs (level 3) –

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2022	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	16,905	Rate before tax	11.72%	A change in the discount rate by 10% (rate 11.72%) higher/lower, the fair value would increase/decrease in US$1.5 million.
		Expected revenues annual average (US$000)	208,912	If expected sales change by 10% higher/lower, the fair value would increase/decrease in US$1.7 million.

Sociedad Minera Cerro Verde S.A.A.
Hierarchy and fair value of financial instruments [Line Items]
Fair value measurement

22.  Hierarchy and fair value of financial instruments

Hierarchy:

As of December 31, 2022 and 2021, the only financial assets carried at fair value are embedded derivatives, included in trade accounts receivable and related parties, which are generated by the sale of copper and molybdenum and measured at fair value based on commodity prices. The net value of this embedded derivative as of December 31, 2022, was an asset of US$91.0 million (asset of US$12.8 million as of December 31, 2021). Embedded derivatives are categorized within Level 2 of the fair value hierarchy. The fair value of embedded derivatives is determined using information directly observable in the market (forward prices of metals).

Financial instruments whose fair value is similar to their book value -

For financial assets and liabilities which are liquid or have short-term maturities (less than three months), such as cash and cash equivalent, accounts receivable, other accounts receivable, accounts payable, other accounts payable, and other current liabilities, it is estimated that their book value is similar to their fair value.

Financial instruments at fixed and variable rates -

Financial assets and liabilities with fixed or variable rates are recorded at amortized cost and fair value is determined by comparing the market interest rates at the time of their initial recognition to the current market rates for similar financial instruments.

Based on the foregoing, there are no significant differences between the book value and the fair value of financial instruments (assets and liabilities) as of December 31, 2022 and 2021.